Unaudited interim condensed consolidated statements of comprehensive income / (loss) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Net income / (loss)	SFr 105.0	SFr (40.9)	SFr 208.3	SFr 15.8
Net actuarial result from defined benefit plans	(0.5)	3.4	(0.5)	3.4
Taxes on net actuarial result from defined benefit plans	0.1	(0.7)	0.1	(0.7)
Items that will not be reclassified to income statement	(0.4)	2.8	(0.4)	2.8
Foreign currency translation effect	16.2	(42.7)	35.0	(52.9)
Taxes on foreign currency translation effect	0.0	5.2	0.0	6.5
Items that will be reclassified to income statement when specific conditions are met	16.2	(37.5)	35.0	(46.4)
Other comprehensive income / (loss), net of tax	15.7	(34.7)	34.6	(43.6)
Total comprehensive income / (loss)	SFr 120.7	SFr (75.6)	SFr 242.9	SFr (27.9)